COMMON STOCK (Narrative) (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($) M	Feb. 28, 2014 CAD	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CAD
Common Stock 1			100,000	100,000
Common Stock 2			$ 10,000
Common Stock 3			0.10
Common Stock 4			150,000	150,000
Common Stock 5			15,000
Common Stock 6			0.10
Common Stock 7			93,750	93,750
Common Stock 8			9,375
Common Stock 9			0.10
Common Stock 10			2,080,000	2,080,000
Common Stock 11				0.10
Common Stock 12				208,000
Common Stock 13			208,000
Common Stock 14			$ 0.15
Common Stock 15			$ 0.20
Common Stock 16			14,420
Common Stock 17			144,200	144,200
Common Stock 18			600,000	600,000
Common Stock 19				0.05
Common Stock 20				30,000
Common Stock 21			30,000
Common Stock 22			$ 0.10
Common Stock 23			$ 0.20
Common Stock 24			10,000.00
Common Stock 25			5,000.00
Common Stock 26			60,000	60,000
Common Stock 27			160,000	160,000
Common Stock 28				0.05
Common Stock 29				8,000
Common Stock 30			8,000
Common Stock 31			$ 0.10
Common Stock 32			$ 0.20
Common Stock 33			4,000
Common Stock 34			16,000	16,000
Common Stock 35			995,000	995,000
Common Stock 36				0.05
Common Stock 37				49,750
Common Stock 38			49,750
Common Stock 39			$ 0.10
Common Stock 40			$ 0.20
Common Stock 41			79,500	79,500
Common Stock 42			79,500	79,500
Common Stock 43			79,500	79,500
Common Stock 44			100,000	100,000
Common Stock 45			6,000
Common Stock 46			0.06
Common Stock 47			1,013,000	1,013,000
Common Stock 48				0.05
Common Stock 49				50,650
Common Stock 50			50,650
Common Stock 51			$ 0.10
Common Stock 52			$ 0.20
Common Stock 53			38,000	38,000
Common Stock 54			101,300	101,300
Common Stock 55			101,300	101,300
Common Stock 56			16,000
Common Stock 57			160,000	160,000
Common Stock 58			$ 0.10
Common Stock 59			30,314,415	30,314,415
Common Stock 1	100.00%	100.00%
Common Stock 2	75.00%	75.00%
Common Stock 3	100	100
Common Stock 4	2,924	2,924
Common Stock 5	100,000	100,000
Common Stock 6	0.04
Common Stock 7	750,000	750,000
Common Stock 8	0.05
Common Stock 9	31,250
Common Stock 10	6,250
Common Stock 11	200,000	200,000
Common Stock 12	0.07
Common Stock 13	10,000,000	10,000,000
Common Stock 14	$ 0.04
Common Stock 15	2,720,000	2,720,000
Common Stock 16		0.05
Common Stock 17		136,000
Common Stock 18	136,000
Common Stock 19	$ 0.10
Common Stock 20	2,528,000	2,528,000
Common Stock 21		0.05
Common Stock 22		126,400
Common Stock 23	126,400
Common Stock 24	$ 0.10
Common Stock 25	10,140
Common Stock 26	202,800	202,800
Common Stock 27	0.10
Common Stock 28	5,000,000	5,000,000
Common Stock 29	$ 0.18
Common Stock 30	250,000	250,000
Common Stock 31	$ 0.15
Common Stock 32	4,685
Common Stock 33	32,812
Common Stock 34		40,500
Common Stock 35	37,500
Common Stock 36	350,000	350,000
Common Stock 37	100,000	100,000
Common Stock 38	0.075
Common Stock 39	150,000	150,000
Common Stock 40	0.10
Common Stock 41	100,000	100,000
Common Stock 42	0.15
Common Stock 43	350,000	350,000
Common Stock 44	4,292,000	4,292,000
Common Stock 45	$ 0.10
Common Stock 46	429,200
Common Stock 47	0.15
Common Stock 48	29,616
Common Stock 49	296,160	296,160
Common Stock 50	0.15
Common Stock 51	12,938,000	12,938,000
Common Stock 52	$ 0.10
Common Stock 53	1,293,800
Common Stock 54	0.15
Common Stock 55	30,000
Common Stock 56	98,784
Common Stock 57	8,000	8,000
Common Stock 58	800
Common Stock 59	995,840	995,840
Common Stock 60	0.15
Common Stock 61	50,000	50,000
Common Stock 62	0.06
Common Stock 63	50,000	50,000
Common Stock 64	0.075
Common Stock 65		7,050
Common Stock 66	6,750
Common Stock 67	100,000	100,000
Common Stock 68	541,500	541,500
Common Stock 69	541,500	541,500
Common Stock 70	101,100
Common Stock 71	585,000	585,000
Common Stock 72	585,000	585,000
Common Stock 73	115,000
Common Stock 74	50,000
Common Stock 75	12	12
Common Stock 76	12,500
Common Stock 77	54,347	54,347
Common Stock 78	$ 0.23
Common Stock 79	10,000,000	10,000,000
Common Stock 80	$ 0.235
Common Stock 81	6,400,000	6,400,000
Common Stock 82	80,731,262	80,731,262